Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep. 29, 2016
07.31 Fidelity SAI Real Estate Index Fund PRO-03 | Fidelity® SAI Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
07.31 Fidelity SAI Real Estate Index Fund PRO-03 | Fidelity® SAI Real Estate Index Fund | Fidelity SAI Real Estate Index Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.07%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.075%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.145%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.075%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	$ 7
3 years	rr_ExpenseExampleYear03	38
5 years	rr_ExpenseExampleYear05	74
10 years	rr_ExpenseExampleYear10	$ 177

[1]	Adjusted to reflect current fees.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07%. This arrangement will remain in effect through September 30, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.